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                                                  ------------------------------
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                                                  hours per form ......... 24.60
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                                                                SEC USE ONLY
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30th, 2004.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:[ ]

Todd Investment Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

101 South Fifth Street, Suite 3160                Louisville,     KY       40202
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)      (State)    (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                   VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 14th day of October, 2004.

                                     TODD INVESTMENT ADVISORS, INC.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                           Bosworth M. Todd
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                               13f file No.:   Name:                               13f file No.:
----------------------------------  --------------  ----------------------------------  --------------
1. Todd Investment Advisors, Inc.       28-834      6.
----------------------------------  --------------  ----------------------------------  --------------
2.                                                  7.
----------------------------------  --------------  ----------------------------------  --------------
3.                                                  8.
----------------------------------  --------------  ----------------------------------  --------------
4.                                                  9.
----------------------------------  --------------  ----------------------------------  --------------
5.                                                  10.
----------------------------------  --------------  ----------------------------------  --------------

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                  124
                                                                     -------
FORM 13F INFORMATION TABLE VALUE TOTAL:                              2192208
                                                                     -------

LIST OF OTHER INCLUDED MANAGERS:
NO.                                   13F FILE NUMBER                NAME

Page 1 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                              88579Y101    2387      29849                                            23395            6454
ABBOTT LABS                        002824100    1471      34737                                            12155           22582
AEGON N V                          007924103     146      13520                                                0           13520
AGILENT TECHNOLOGIES INC           00846U101    5896     273335                                                0          273335
ALCOA INC                          013817101     495      14750                                            14750               0
ALTRIA GROUP INC                   02209S103   38602     820623                                           284183          536440
AMERICAN EXPRESS CO                025816109    1148      22300                                            22300               0
AMERICAN INTL GROUP INC            026874107   12680     186491                                            36817          149674
ANHEUSER BUSCH COS INC             035229103   22237     445194                                           228769          216425
ANTHEM INC                         03674B104   54600     625784                                           254549          371235
APPLIED MATLS INC                  038222105   11263     683033                                           354613          328420
ARCHSTONE SMITH TR                 039583109    5586     176550                                           155700           20850
ASHLAND INC                        044204105     283       5052                                             5052               0
AVON PRODS INC                     054303102     935      21400                                             3000           18400
BANK OF AMERICA CORP               060505104   79287    1829838                                           632844         1196994
BELLSOUTH CORP                     079860102    1185      43690                                            14790           28900
BEST BUY INC                       086516101   60343    1112520                                           383180          729340
                                              298544


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                    093671105   28879     584350                                           263170          321180
BOEING CO                          097023105     748      14500                                            14500               0
BP PLC                             055622104   47104     818767                                           395991          422776
BRISTOL MYERS SQUIBB CO            110122108   21252     897843                                           353034          544809
BROWN FORMAN CL B                  115637209     573      12500                                             1600           10900
BURLINGTON RES INC                 122014103    1273      31210                                            31210               0
CAPITAL ONE FINL CORP              14040H105   11381     154000                                                0          154000
CARDINAL HEALTH INC                14149Y108   18979     433599                                           205877          227722
CATERPILLAR INC DEL                149123101    1601      19900                                            19900               0
CHEVRONTEXACO CORP                 166764100   38644     720427                                           312367          408060
CINCINNATI FINL CORP               172062101     377       9135                                              210            8925
CISCO SYS INC                      17275R102   33577    1855058                                           744408         1110650
CITIGROUP INC                      172967101   64607    1464341                                           503681          960660
COCA COLA CO                       191216100    7771     194031                                            29265          164766
COLGATE PALMOLIVE CO               194162103     226       5000                                                0            5000
COMPUTER ASSOC INTL INC            204912109    8830     335750                                                0          335750
COMPUTER SCIENCES CORP             205363104   37988     806547                                           296072          510475
                                              323810


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                     20825C104   77099     930586                                           276734          653852
DISNEY WALT CO                     254687106     798      35400                                            30800            4600
DOMINION RES INC VA NEW            25746U109   45024     690027                                           231912          458115
DOVER CORP                         260003108     722      18580                                            10180            8400
DOW CHEM CO                        260543103   27681     612687                                           278850          333837
DU PONT E I DE NEMOURS &           263534109    1153      26942                                            23000            3942
DUKE ENERGY CORP                   264399106   12177     532000                                                0          532000
DUKE REALTY CORP                   264411505    4837     145690                                           113280           32410
EMERSON ELEC CO                    291011104   39554     639105                                           192740          446365
ENGELHARD CORP                     292845104    7799     275100                                             1500          273600
EQUITY OFFICE PROPERTIES           294741103    5268     193329                                           172352           20977
EQUITY RESIDENTIAL                 29476L107    4522     145866                                           133136           12730
EXXON MOBIL CORP                   30231G102    7176     148481                                            52058           96423
FEDERAL REALTY INVT TR             313747206    7260     165000                                                0          165000
FIRST DATA CORP                    319963104   40290     926209                                           312672          613537
FIRST INDUSTRIAL REALTY            32054K103    4896     132690                                           114790           17900
FLEXTRONICS INTL LTD               Y2573F102    2736     206463                                           184075           22388
                                              288992


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                    345370860    6267     446050                                            32575          413475
GANNETT INC                        364730101   17680     211075                                               75          211000
GENERAL ELEC CO                    369604103   71849    2139634                                           718837         1420797
GENERAL MTRS CORP                  370442105    2653      62460                                            62460               0
HEINZ H J CO                       423074103   10501     291530                                             3780          287750
HEWLETT PACKARD CO                 428236103   19186    1023230                                            45305          977925
HOME DEPOT INC                     437076102   36899     941302                                           363027          578275
HONDA MOTOR LTD                    438128308    7392     303439                                           284104           19335
HONEYWELL INTL INC                 438516106    1987      55412                                            37882           17530
HSBC HLDGS PLC                     404280406   10673     133750                                                0          133750
INTEL CORP                         458140100     821      40940                                            30200           10740
INTERNATIONAL BUSINESS M           459200101    2481      28940                                            20924            8016
INTL PAPER CO                      460146103    6270     155164                                              164          155000
JEFFERSON PILOT CORP               475070108   12746     256673                                            89383          167290
JOHNSON & JOHNSON                  478160104    3540      62845                                            28035           34810
JPMORGAN & CHASE & CO              46625H100   26365     663594                                            40658          622936
KENTUCKY BANCSHARES INC            491203105     264       8400                                             8400               0
                                              237574



Page 5 of 8

                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                    492386107   26740     467072                                           143852          323220
KEYCORP NEW                        493267108     284       9000                                                0            9000
KEYSPAN CORP                       49337W100   43863    1118950                                           340990          777960
KIMBERLY CLARK CORP                494368103   80255    1242534                                           380904          861630
KOHLS CORP                         500255104   16891     350500                                                0          350500
LEXMARK INTL CL A                  529771107     939      11180                                            11180               0
LILLY ELI & CO                     532457108     275       4580                                             4580               0
LUCENT TECHNOLOGIES INC            549463107      38      12000                                                0           12000
MACK CALI RLTY CORP                554489104    2835      63985                                            61255            2730
MARSH & MCLENNAN COS INC           571748102     414       9055                                             1055            8000
MBIA INC                           55262C100    9100     156331                                            22669          133662
MBNA CORP                          55262L100   49409    1960677                                           680470         1280207
MCDONALDS CORP                     580135101   20020     714235                                           210445          503790
MCKESSON CORP                      58155Q103   15720     612850                                           308300          304550
MEDCO HEALTH SOLUTIONS I           58405U102    2173      70309                                            13471           56838
MERCK & CO INC                     589331107   16248     492370                                            21570          470800
MGIC INVT CORP WIS                 552848103   37984     570764                                           229204          341560
                                              323188


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                     594918104   89434    3234513                                           967523         2266990
NATIONAL CITY CORP                 635405103    2963      76729                                             7865           68864
NORFOLK SOUTHERN CORP              655844108     397      13358                                             3775            9583
ORACLE CORP                        68389X105    4739     420156                                           392731           27425
PEPSICO INC                        713448108    2133      43835                                            42535            1300
PFIZER INC                         717081103   52878    1728037                                           526667         1201370
PNC FINL SVCS GROUP INC            693475105    9728     179813                                           162774           17039
PRAXAIR INC                        74005P104     200       4680                                             4680               0
PROCTER & GAMBLE CO                742718109    3037      56113                                            28217           27896
RAYTHEON CO                        755111507    9753     256800                                              100          256700
REGIONS FINANCIAL CORP N           7591EP100   17870     540520                                             1000          539520
REYNOLDS AMERICAN INC              761713106     789      11600                                            11600               0
ROYAL DUTCH PETE CO                780257804   32449     628864                                              300          628564
S Y BANCORP INC                    785060104     807      35748                                            35748               0
SARA LEE CORP                      803111103     985      43090                                            10920           32170
SBC COMMUNICATIONS INC             78387G103   41004    1580130                                           525065         1055065
SCHERING PLOUGH CORP               806605101     470      24640                                             3140           21500
                                              269636


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                   806857108    6953     103300                                             2100          101200
SHERWIN WILLIAMS CO                824348106     264       6000                                                0            6000
SIMON PPTY GROUP INC NEW           828806109    3756      70030                                            56280           13750
SOUTHERN CO                        842587107     429      14300                                             2300           12000
STATE STR CORP                     857477103     427      10000                                                0           10000
SUNGARD DATA SYS INC               867363103   18906     795380                                           181780          613600
TARGET CORP                        87612E106   80869    1787158                                           499883         1287275
TEE COMM ELECTRS INC               87900H100       0      10000                                                0           10000
UNION PAC CORP                     907818108   27510     469446                                           204796          264650
UNITED TECHNOLOGIES CORP           913017109   69905     748604                                           261429          487175
UNITEDHEALTH GROUP INC             91324P102   37017     502000                                             2000          500000
UNOCAL CORP                        915289102   23346     542925                                           153925          389000
US BANCORP DEL                     902973304    1081      37393                                            18275           19118
UST INC                            902911106    2700      67056                                            37006           30050
VERIZON COMMUNICATIONS             92343V104   57481    1459642                                           406495         1053147
WACHOVIA CORP 2ND NEW              929903102   49138    1046612                                           235742          810870
WAL MART STORES INC                931142103    1862      35000                                            23600           11400
                                              381644


                                                              FORM 13F                                   (SEC USE ONLY)
                                          Name of Reporting Manager Todd Investment Advisors

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Item 8:
                                                                          Item 6:                        Voting Authority
                          Item 2:             Item 4:    Item 5:    Investment Discretion                        (Shares)
         Item 1:          Title      Item 3:   Fair     Shares of -------------------------   Item 7:   ---------------------------
    Name of Issuer         of        CUSIP    Market    Principal  (a)  (b) Shared-   (c)    Managers     (a)       (b)      (c)
                          Class      Number    Value     Amount   Sole  As Defined  Shared-  See Inst.    Sole    Shared    None
                                                                        in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                        931422109     464      12960                                             3000            9960
WELLPOINT HEALTH NETWORK           94973H108     604       5750                                              500            5250
WELLS FARGO & CO NEW               949746101   66411    1113713                                           358053          755660
WYETH                              983024100     483      12910                                             2845           10065
XCEL ENERGY INC                    98389B100     858      49540                                            49540               0
                                               68820

                                             2192208
